As filed with the Securities and Exchange Commission on February 27, 2020
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	91	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	94	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3101

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on February 28, 2020 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment No. 91 to the Registration Statement of Manager Directed Portfolios is being filed to add the audited financial statements and certain related financial information for the fiscal year ended October 31, 2019 for the Hardman Johnston International Growth Fund and the Marmont Emerging Markets Fund and to make permissible changes under Rule 485(b).

Hardman Johnston International Growth Fund
(formerly, Marmont Redwood International Equity Fund)
Institutional Shares
(Trading Symbol: HJIGX)
Retail Shares
(Trading Symbol: HJIRX)
Prospectus
February 28, 2020
Telephone: 1-833-627-6668
www.hardmanjohnstonfunds.com
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on the Fund’s website, www.hardmanjohnstonfunds.com , and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-833-627-6668, sending an e-mail request to inquiries@marmontpartners.com, or by enrolling at www.hardmanjohnstonfunds.com .
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-627-6668 or send an email request to inquiries@marmontpartners.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Hardman Johnston International Growth Fund
a series of Manager Directed Portfolios (the “Trust”)

Summary Section
Hardman Johnston International Growth Fund
Investment Objective
The Hardman Johnston International Growth Fund (the “International Growth Fund” or “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Growth Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Retail Shares
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service(12b-1) Fees	None	0.25%
Other Expenses	3.57%	3.63%
Total Annual Fund Operating Expenses	4.57%	4.88%
Less: Fee Waiver and/or Expense Reimbursement	-3.57%	-3.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.00%	1.25%
(1)     Marmont Partners LLC (the “Advisor”), the Fund’s investment advisor, has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage ( i.e. , any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 1.00% of the Fund’s average daily net assets, through at least February 28, 2021 , unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.00%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Shares	$102	$1,057	$2,020	$4,463
Retail Shares	$127	$1,141	$2,157	$4,709

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2019, the portfolio turnover rate for the Fund was 81% of the average value of its portfolio.
Principal Investment Strategies
The International Growth Fund seeks to achieve its investment objective by investing in a portfolio that primarily consists of securities of established companies that are domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least six or more non-U.S. countries and at least eight industries. The Fund holds a maximum of 25% of its net assets of companies in any single industry. The countries within the MSCI ACWI ex USA Index (the “Index”) in which the Fund will invest will be determined by by the Fund’s sub-advisor, Hardman Johnston Global Advisors LLC (“Hardman Johnston” or the “Sub-Advisor”).
Under normal circumstances, the International Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund’s investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in American Depositary Receipts (“ADRs”) (including unsponsored ADRs), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The International Growth Fund may invest in securities of companies located or operating within developed markets, as well as emerging markets. Emerging markets are those countries (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) designated by the MSCI ACWI ex USA Index. The Fund may also invest in pre-emerging markets, also known as frontier markets.
Principal Risks
Before investing in the International Growth Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•
General Market Risk. The Sub-Advisor’s strategies are subject to market risk, including, but not limited to, directional price movements, deviations from historical pricing relationships, changes in the regulatory environment and changes in market volatility.

•
Management Risk. There can be no assurance that the Fund will achieve its investment objective. The success of the Fund is significantly dependent on the expertise of the Sub-Advisor. The Sub-Advisor’s past performance cannot be considered as an indication of the future results of the Sub-Advisor or the Fund.

•
Equity Market Risk. The Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions.

•
Foreign Securities Risk. Foreign securities investments present special considerations not typically associated with investments in domestic securities. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities.

2

•
Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

•
Foreign Currency Risk. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets.

•
Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

•
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

•
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•
Liquidity Risk. From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

•
Valuation Risk. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•
Cybersecurity Risk. The Fund, the Advisor, and the Sub-Advisor are each subject to risks associated with a breach in its cybersecurity. Cybersecurity is a generic term used to describe the technology, processes, and practices designed to protect networks, systems, computers, programs, and data from hacking by other computer users, other unauthorized access, and the resulting damage and disruption of hardware and software systems, loss or corruption of data, as well as misappropriation of confidential information. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

3

Performance
From February 14, 2018 (the Fund’s inception) to December 31, 2019, the Fund was managed by Redwood Investments LLC, the predecessor sub-advisor to the Fund. Hardman Johnston became the Fund’s sub-advisor effective January 1, 2020.
The bar chart and performance table below illustrate the risk and volatility of an investment in the Fund by showing the performance of the Fund for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception compared with those of the MSCI ACWI ex USA Net Index, which is a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hardmanjohnstonfunds.com.
Institutional Shares*
Calendar Year Returns as of December 31
*The returns shown in the bar chart are for Institutional Shares. The performance of the Retail Shares will differ due to differences in expenses.
During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.71% for the quarter ended March 31, 2019, and the lowest return for a calendar quarter was -1.50% for the quarter ended September 30, 2019.
Average Annual Total Returns
(For the periods ended December 31, 2019)

	1 Year	Since Inception
Institutional Shares
Return Before Taxes	23.67%	3.27%
Return After Taxes on Distributions	23.31%	3.11%
Return After Taxes on Distributions and Sale of Fund Shares	16.27%	3.01%
Retail Shares
Return Before Taxes	24.59%	3.54%
MSCI ACWI ex USA Net Index (reflects no deduction for fees, expenses, or taxes)	21.51%	2.40%

4

Institutional Shares of the Fund commenced operations on February 14, 2018. Retail Shares of the Fund commenced operations on September 17, 2018. Performance shown for Retail Shares prior to inception (September 17, 2018) reflects the performance of Institutional Shares, and does not include expenses of the Retail Shares, which are higher than those of the Institutional Shares. The performance of the Retail Shares will differ from that of Institutional Shares due to differences in expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-exempt or tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns for Retail Shares will vary.
Management
Investment Advisor and Sub-Advisor. Marmont Partners LLC is the Fund’s investment advisor. Hardman Johnston Global Advisors LLC is the Fund’s sub-advisor.
Portfolio Managers. Cassandra A. Hardman, CFA, CIO of International and Global Strategies and Chief Executive Officer of the Sub-Advisor, is primarily responsible for the day-to-day management of the International Growth Fund and has served as the Fund’s Lead Portfolio Manager since January 1, 2020. The following members of the Sub-Advisor’s International and Global Investment Team support Ms. Hardman in her role as portfolio manager for the International Growth Fund: James G. Pontone, Portfolio Manager; and Henry Woo, CFA, Director of Research, Portfolio Manager.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 6 of the Prospectus.

5

Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to: Marmont Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, by telephone at 1-833-627-6668, by wire transfer or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Shares	Retail Shares
Minimum Initial Investment – All Accounts	$100,000	$3,000
Minimum Subsequent Investment – All Accounts	None	None
Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your advisor or visit your financial intermediary’s website for more information.

6

Investment Strategies, Risks and Disclosure of Portfolio Holdings
Investment Objectives
The International Growth Fund seeks long-term capital appreciation.
Change in Investment Objective. The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. However, the Fund will not make any change in its investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.
Principal Investment Strategies
Hardman Johnston International Growth Fund
The International Growth Fund seeks to achieve its investment objective by investing in a non-diversified portfolio primarily consisting of equity securities of established companies domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least six or more non-U.S. countries and in at least eight industries. The Fund holds a maximum of 25% of its net assets of companies in any single industry. The countries within the MSCI ACWI ex USA Index (the “Index”) in which the Fund will invest will be determined by Hardman Johnston.

Hardman Johnston looks for securities of companies it believes will increase in value over time. Hardman Johnston’s investment philosophy is based on two key tenets: (1) earnings growth of a company drives its securities performance over time, and (2) there are short term inefficiencies in the market that create attractive opportunities to buy the securities of one or more companies.

Hardman Johnston’s investment process involves four steps: idea generation, fundamental research, portfolio construction, and portfolio management. In the idea generation process, Hardman Johnston uses a proprietary screen and ranking system that distills the potential universe of international companies into a pool of companies in which the Fund may invest. The screen is run regularly and eliminates companies that Hardman Johnston expects to have less than 10% annual earnings growth over the next three to five years, based on estimates used by Hardman Johnston. Hardman Johnston’s ranking system then ranks the remaining companies using an analysis of growth and value factors based on the companies’ fundamental financial characteristics. Hardman Johnston then selects certain companies ranked in the top 25% and performs in-depth fundamental research on those companies.

The Fund’s portfolio manager is responsible for selecting securities and makes the final determination on all purchases and sales for the Fund. The Fund’s portfolio manager determines what companies’ securities to purchase, while taking into account the number of industries and countries in which the Fund invests, as well as the size of a single position. Hardman Johnston also monitors the securities held by the Fund to determine whether its investment thesis and growth estimates remain appropriate. Hardman Johnston may sell securities held by the Fund if the portfolio manager believes that a company’s fundamental financial characteristics are deteriorating, if a company’s earnings growth slows below Hardman Johnston’s expectations, if a company falls in the bottom 25% in Hardman Johnston’s ranking system, or if an investment position in a company becomes larger than desired as a result of market appreciation.

Under normal circumstances, the International Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund’s investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in ADRs (including unsponsored ADRs), GDRs, EDRs, and IDRs.

7

The International Growth Fund may invest up to 100% of its net assets in cash, cash equivalents, time deposits, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.
Additional Information About the Fund’s Principal Investment Strategies
Investments in Equity Securities. The Fund may invest in companies of any market capitalization. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Sub-Advisor may sell a holding if the Sub-Advisor believes the company’s fundamentals are deteriorating, earnings growth slows below the firm’s growth hurdle, if the company falls into the lowest quartile in the Sub-Advisor’s screen and ranking system, or a position becomes outsized as a result of market appreciation.
Investments in Securities of Foreign Issuers, Emerging Markets and Frontier Markets. In considering whether to invest in the securities of a foreign issuer, the Sub-Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The Fund may invest in securities of issuers located in emerging and frontier markets.
Temporary Strategies; Cash or Similar Investments. For temporary defensive purposes, in an attempt to respond to adverse market, economic, political, or other conditions, the Sub-Advisor may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in the Fund not achieving its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.
Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. The following principal risks are applicable to investments in the Fund:
General Market Risk. Certain strategies to be employed by the Sub-Advisor have from time to time incurred sudden and dramatic losses as a result of such market events. The particular or general types of market conditions in which the Fund may incur losses or experience unexpected performance volatility cannot be predicted, and the Fund may materially underperform other investment funds with substantially similar investment objectives and approaches.
Management Risk. There can be no assurance that the Fund will achieve its investment objective. The success of the Fund is significantly dependent on the expertise of the Sub-Advisor. The Sub-Advisor’s past performance cannot be considered as an indication of the future results of the Sub-Advisor or the Fund.

8

Equity Market Risk. The Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions. Equity investments are subordinate to the claims of an issuer’s creditors and, to the extent such securities are common securities, preferred stockholders. Dividends customarily paid to equity holders can be suspended or cancelled at any time. In addition, in many countries, investing in common stocks is subject to heightened regulatory and self-regulatory scrutiny as compared to investing in debt or other financial instruments. For the foregoing reasons, investments in equity securities can be highly speculative and carry a substantial risk of loss of principal.
Foreign Securities Risk. Foreign securities investments present special considerations not typically associated with investments in domestic securities. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfer of securities in some countries. The costs of buying and selling foreign securities, including brokerage, tax and custody costs are generally higher than those for domestic transactions. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.
The United Kingdom withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
China and other economies are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Emerging and Frontier Markets Risk. In addition to developed markets, the Fund may invest in emerging and frontier markets. In addition to the risks of foreign securities in general, countries in emerging and frontier markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging and frontier markets could result in loss to a Fund. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

9

In considering whether to invest in the securities of a foreign company, the Sub‑Advisor may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Sub‑Advisor’s assessment of prevailing market, economic and other conditions.
Foreign Currency Risk. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets. Because the Fund will determine its net asset value (“NAV”) in U.S. dollars, with respect to trading on non-U.S. markets, it is subject to the risk of fluctuation in the exchange rate between the local currency and dollars and to the possibility of exchange controls.
Depositary Receipts Risk. The Fund may invest in ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs and GDRs represent a bank certificate issued in more than one country for shares in a foreign company. An IDR is issued by a depository bank representing ownership of stock of a foreign company held by the bank in trust. Depositary receipts are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign corporation. The Fund may purchase ADRs regardless of whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” ADRs receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depositary receipt. Depositary receipts may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. For purposes of the Fund’s investment policies, depositary receipts are deemed to have the same classification as the underlying securities they represent. For example, a depositary receipt representing ownership of common stock will be treated as common stock.
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies.
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization

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companies. There is typically less publicly available information about medium and small capitalization companies.
Non-Diversified Fund Risk. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws. The Fund may invest a greater percentage of its assets in the securities of a single issuer. However, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Liquidity Risk. Liquidity risk results when the market for a particular security or type of security or other investment is relatively illiquid, making it difficult, or even impossible, for a Fund to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events, imbalances in supply and demand, changes in a specific market’s size or structure, or general market disruptions. Securities or other investments with reduced liquidity may involve greater risk than securities with more liquid markets. From time to time trading opportunities may be more limited for a particular security or type of instrument in which a Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, a Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.
Valuation Risk. The sale price a Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.
Cybersecurity Risk. The Fund, the Advisor, and the Sub-Advisor are each subject to risks associated with a breach in its cybersecurity. Cybersecurity is a generic term used to describe the technology, processes, and practices designed to protect networks, systems, computers, programs, and data from hacking by other computer users, other unauthorized access, and the resulting damage and disruption of hardware and software systems, loss or corruption of data, as well as misappropriation of confidential information. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund transacts, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders), and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or their shareholders. As a result, the Fund and its shareholders could be negatively impacted.
Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”). Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-

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annual reports to Fund shareholders and in other regulatory filings. The annual and semi-annual reports to Fund shareholders are available free of charge by contacting the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-833-627-6668, or by visiting the Fund’s website at www.hardmanjohnstonfunds.com.
VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS
Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance of the Fund will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would be less favorable.

Management of the Fund
Investment Advisor
Marmont Partners LLC, located at 925 W. Lancaster Avenue, Suite 220, Bryn Mawr, PA 19010, is a SEC-registered investment advisory firm formed in 2017. As of the date of this Prospectus, the Advisor’s only client is the Fund.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor, and subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of the Fund. The Advisor evaluates and selects the Sub-Advisor, and oversees the implementation of the Fund’s investment program by the Sub-Advisor, subject to the supervision of the Board of Trustees. The Advisor also furnishes the Fund with office space and certain administrative services and provides personnel needed to fulfill its obligations under the investment advisory agreement. The Fund compensates the Advisor for its services at the annual rate of 1.00% of its average daily net assets.
Fund Expenses. The Fund is responsible for its own operating expenses. However, pursuant to an operating expense limitation agreement between the Advisor and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses to ensure that the total amount of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) does not exceed 1.00% of the Fund’s average annual net assets. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed the applicable expense limitation. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses. This operating expense limitation agreement is in effect through at least February 28, 2021, and may be terminated only by, or with the consent of, the Board of Trustees.
A discussion regarding the basis of the Board of Trustees’ approval of the Fund’s investment advisory agreement and sub‑advisory agreement is available in the International Growth Fund’s semi-annual report to shareholders for the period ended April 30, 2020.

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The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.
Sub-Advisor
Hardman Johnston, the Fund’s Sub-Advisor, is an independent, global equity boutique seeking to invest in high-quality growth companies at value prices. The firm was founded by Richard Johnston in 1985. Cassandra A. Hardman, CFA, CIO of International and Global Strategies and Chief Executive Officer, joined the firm in 1997. Hardman Johnston is 100% employee-owned and Ms. Hardman is the majority owner. Hardman Johnston is located at 300 Atlantic Street, Suite 601, Stamford, Connecticut 06901.

Subject to supervision by the Advisor and the oversight of the Board of Trustees, the Sub-Advisor manages the investment program for the Fund, including the purchase, retention and disposition of investments in the Fund’s portfolio, in accordance with the Fund’s investment objective, policies and restrictions. The Advisor has ultimate responsibility to oversee the Sub-Advisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the Sub-Advisor with the investment objective and related policies of the Fund; (ii) reviews the performance of the Sub-Advisor; and (iii) reports periodically on such performance to the Board of Trustees. The Sub‑Advisor is paid a sub-advisory fee by the Advisor for its services as sub-advisor to the Fund.

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Portfolio Managers
The International Growth Fund will be managed by Cassandra A. Hardman, CFA, Lead Portfolio Manager. Ms. Hardman will perform day-to-day portfolio management of the Fund according to the investment strategies and policies described in this Prospectus. The following members of Hardman Johnston’s International and Growth Investment Team support Ms. Hardman in her role as portfolio manager for the Fund: James G. Pontone and Henry Woo, CFA.
Cassandra A. Hardman, CFA, is CIO of International and Global Strategies and Chief Executive Officer of Hardman Johnston. Ms. Hardman is the Lead Portfolio Manager of the International Growth Fund. Prior to joining the firm in 1997, Ms. Hardman was Managing Director and Principal at PCM International, Inc., an affiliate of Prudential Financial. She has spent her entire career focused on international equity markets and managing separate and commingled institutional accounts. Ms. Hardman has a BA in Economics and an MBA in Finance from Rutgers University, and is a member of the CFA Society New York. Ms. Hardman is a shareholder in the firm.
James G. Pontone, is a Portfolio Manager of Hardman Johnston, and joined the firm in 2011. He is a member of the International and Global Investment Team and is responsible for covering global energy and financials. Prior to joining the firm, Mr. Pontone was a Principal and Senior Portfolio Manager at the Winchester Group. Prior to that, he was a Senior Portfolio Manager at Ark Asset Management for fourteen years. Mr. Pontone also held various positions at Morgan Stanley Asset Management, Mitchell Hutchins, and on the floor of the New York Stock Exchange. Mr. Pontone has a BA from Skidmore College and an MBA in Finance from New York University Stern School of Business. Mr. Pontone is a shareholder in the firm.
Henry Woo, CFA, is the Director of Research, Portfolio Manager for Hardman Johnston. Mr. Woo joined Hardman Johnston in 2007 and is responsible for the firm’s research function. In addition, Mr. Woo is a member of the International and Global Investment Team and is responsible for covering global communication services. Prior to joining the firm, Mr. Woo was an equity research analyst on both the buy-side and sell-side at First Republic Investment Management, Citigroup Asset Management, and Bank of America Securities, after spending twelve years in the technology and telecommunications industry, with responsibilities in engineering, marketing, and management. Mr. Woo earned an SB in Computer Science and Engineering from Massachusetts Institute of Technology, an MSE in Computer Information Science from the University of Pennsylvania, and an MBA from Wharton School of the University of Pennsylvania. He is a member of the CFA Society New York. Mr. Woo is a shareholder in the firm.
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of the Fund’s securities.

Shareholder Information
Pricing of Shares
The price of the Fund’s shares is based on its NAV. The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”) and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may

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change on days when shares of the Fund cannot be bought or sold. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.
The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, fair value will be determined using procedures adopted by the Board.
When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Prices of foreign securities or other assets quoted in foreign currencies are translated into U.S. dollars at current rates. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained a pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service may employ quantitative models in determining fair value.
Description of Share Classes
The International Growth Fund offers Institutional Shares and Retail Shares in this prospectus. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.
Institutional Shares. Institutional Shares pay lower annual expenses than the Fund’s Retail Shares. Institutional Shares are offered without sales charges, and are not subject to Rule 12b‑1 distribution or shareholder servicing fees. Institutional Shares are offered only to institutional investors or through certain financial intermediary accounts or retirement plans, subject to the investment minimum for opening accounts. Institutional Shares are available to the following:

•	institutional investors;

•	Individual Retirement Accounts (“IRAs”);

•	certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

•	existing Institutional class shareholders;

•
Trustees of the Trust, former trustees of the Trust, employees of affiliates of the Fund and the Advisor or Sub-Advisor and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Advisor or Sub-Advisor affiliate employee benefit plans; and

•	wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees).
Retail Shares. Retail Shares are sold without sales charges, and are subject to a Rule 12b‑1 distribution and shareholder servicing fee of 0.25% of the average daily net assets of the Fund attributable to Retail Shares, computed on an annual basis (discussed below in the section entitled “Distribution and Shareholder Servicing (Rule 12b-1) Plan – Retail Shares”). The Rule 12b-1 distribution fee compensates your financial intermediary for providing distribution services.

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Exchanging Between Share Classes. You may exchange Retail Shares of the Fund for Institutional Shares of the Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in Institutional Shares at the time of the exchange. Share class exchanges are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. An exchange from one class to another within the Fund will not be a taxable transaction. To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary directly. The Fund reserves the right to modify or eliminate the share class exchange feature.
Purchase of Shares
The Fund’s shares are offered on a continuous basis and are sold without any sales charges. You may purchase shares as specified below. Minimum amounts for investment in the Fund are shown below. The Fund reserves the right to change the criteria for eligible investors and investment minimums.

Share Purchase Amounts	Institutional Shares	Retail Shares
Minimum Initial Investment – All Accounts	$100,000	$3,000
Minimum Subsequent Investment – All Accounts	None	None
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
By Mail: You may purchase shares by sending a check in U.S. dollars drawn on a U.S. bank payable to the Fund you are investing in, indicating the name of the Fund you are purchasing and the dollar amount to be purchased, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Send the check and account application to:
Regular mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By Wire: If you are making your first investment in the Fund by wire, before you wire funds the Transfer Agent must have a completed account application. You may mail or deliver overnight your account application to the Transfer Agent at the addresses provided under “By Mail,” above. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will

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be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.
Before sending funds for initial or subsequent investment by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Your bank should transmit funds by wire to:

Wire to:	U.S. Bank, N.A.

ABA Number:	075000022

Credit:	U.S. Bancorp Fund Services, LLC

Account:	112-952-137

Further Credit:	Marmont Funds
(name of the Fund you are investing in)
(Shareholder Name/Account Registration)
(Shareholder Account Number)
Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
By Telephone: If you did not decline telephone options on your Account Application to perform telephone transactions (or were added by subsequent arrangement in writing with the Fund) and your account has been open for 7 business days, you may purchase additional shares by calling the Fund toll-free at 1-833-627-6668. Telephone orders in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4:00 p.m., Eastern Time, your shares will be purchased at the NAV calculated on the day your order is placed.
Purchase orders by telephone must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Automatic Investment Plan: Once your account has been opened you may make additional purchases of Institutional Shares or Retail Shares of the Fund at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your financial institution account for investment into the Fund on a monthly, quarterly or semi-annual basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network. To begin participating in the AIP, please complete the AIP section on the account application or call the Transfer Agent at 1-833-627-6668 for instructions. Signed applications should be received by the Transfer Agent seven business days prior to your initial transaction. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to effective date.
Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Fund reserves the right to reject any account application. The

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Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any payment that is returned.
Redemption of Shares
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent or financial intermediary has received your redemption request. The name of the Fund, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire (for amounts $1,000 or more) or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Redeeming Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.
The Fund typically expects to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. If the Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Fund. The Fund reserves the right to redeem in-kind as described under “In-Kind Redemptions,” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until it has reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days). Shareholders can avoid this delay by utilizing the wire purchase option.
By Mail: If you redeem your shares by mail, you must submit written instructions which indicate the name of the Fund you are redeeming shares from, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable. Your redemption request should be sent to:
Regular mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.
By Telephone: If you prefer to redeem your shares by telephone and you did not decline telephone options on your account application, you may initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at 1-833-627-6668. Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source. Redemption requests must be received by or before the close of regular trading on the Exchange on any Business Day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 pm, Eastern Time).
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Plan: You may redeem your Retail Shares or Institutional Shares of the Fund through the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network directly to your bank account. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least 5 days prior to the next withdrawal. A withdrawal under the SWP involves redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your Fund account, which includes any dividends credited to your account, the account will ultimately be depleted.
In-Kind Redemptions: The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption-in-kind”), and may be made in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities. Redemptions in kind are taxable in the same manner as redemptions paid in cash for federal income tax purposes. Securities redeemed in-kind will be subject to market risk until they are sold. In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.
Retirement Accounts: Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-833-627-6668. You will be asked whether or not to withhold taxes from any distribution.

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Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
Purchasing and Redeeming Shares Through a Financial Intermediary
You may purchase and redeem shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund to sell their shares. When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. Financial intermediaries may be authorized by the Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”) to designate other financial intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order. The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership records. Your financial intermediary may charge you a fee for handling your purchase and redemption orders. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.
The Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Advisor and/or its affiliates may pay financial intermediaries for such services. The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.

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Frequent Purchases and Redemptions

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small capitalization stocks, for example) or are traded primarily in markets outside of the U.S. Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.
If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund’s policy is intended to discourage excessive trading in the Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice. The Fund may, in certain circumstances, reverse a transaction determined to be abusive.
When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Fund will seek to make judgments and applications that are consistent with the interests of the affected Fund’s shareholders.
The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders. The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable. Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited. The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund’s policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.
Other Fund Policies
Small Accounts: If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.
Customer Identification Program: In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth,

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social security number and permanent street address. Permanent addresses containing only a P.O. Box will not be accepted. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owner(s) of the legal entity. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to: (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. Please contact the Transfer Agent at 1-833-627-6668 if you need additional assistance when completing your account application.
Householding: In an effort to be environmentally sensitive and to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts please call, toll-free, 1-833-627-6668 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Lost Shareholders : It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information. The shareholder’s last known address of record determines which state has jurisdiction.

Distribution of Fund Shares
The Distributor
The Trust has entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor and the Fund’s administrator and custodian are affiliated companies. The Distributor is a registered broker-dealer and member of FINRA.
Distribution and Shareholder Servicing (Rule 12b-1) Plan – Retail Shares
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Rule 12b-1 Plan”) on behalf of their Retail Shares. Under the Rule 12b-1 Plan, Retail Shares pay the Distributor or other authorized recipients a Rule 12b-1 fee at an annual rate of 0.25% of their average daily net assets. The Distributor uses this Rule 12b‑1 fee primarily to finance activities that promote the sale of Retail Shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment in Retail Shares and may cost you more than paying other types of sales

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charges. The Distributor or the Fund may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Retail Shares. Financial institutions will receive Rule 12b-1 fees from the Distributor based upon Retail Shares owned by their clients or customers. Institutional Shares of the Fund are not subject to the Rule 12b-1 Plan, and do not pay Rule 12b-1 fees.
Payments to Financial Intermediaries
The Advisor, out of its own resources and legitimate profits and without additional cost to the Fund or its shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing. The Advisor may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. From time to time, and in accordance with applicable rules and regulations, the Advisor may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

Distributions and Taxes
Distributions
The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December. The Fund may make additional distributions if deemed to be desirable at another time during the year.
All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value (“NAV”) per share and to reinvest all subsequent distributions.
Federal Income Tax Consequences
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income. For a non-corporate shareholder, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations, corporations incorporated in a possession of the U.S., and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.), such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible

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for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.
Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.
You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.
Some foreign governments levy withholding taxes against dividends and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. If the Fund makes such an election, you will be notified. Please see the SAI for additional information regarding the foreign tax credit.
The Fund is required to report to certain shareholders and the IRS the adjusted cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell, exchange or redeem those shares. The Fund will determine adjusted cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

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The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

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Financial Highlights
The following financial highlights table shows the financial performance information for Institutional Shares and Retail Shares of the International Growth Fund (formerly, Marmont Redwood International Equity Fund) for the fiscal year ended October 31, 2019 and the periods from February 14, 2018 (commencement of operations for Institutional Shares) to October 31, 2018 and September 17, 2018 (commencement of operations for Retail Shares) to October 31, 2018, respectively. The total return in the table represents the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends). This information has been audited by BBD, LLP, the independent registered public accounting firm of the Fund, whose report along with the Fund’s Annual Financial Statements, is included in the Fund’s 2019 Annual Report to Shareholders, which is available upon request.

Institutional Shares	Year Ended October 31, 2019	February 14, 2018* through October 31, 2018

Net Asset Value – Beginning of Period	$9.15	$10.00

Income from Investment Operations:
Net investment income[1]	0.09	—	[2]
Net realized and unrealized gain (loss) on investments	0.99	(0.85)
Total from investment operations	1.08	(0.85)

Net Asset Value – End of Period	$10.23	$9.15

Total Return	11.80%	(8.50)%	^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$7,069	$9,580
Ratio of operating expenses to average net assets:
Before reimbursements	4.57%	11.31%	+
After reimbursements	1.00%	1.00%	+
Ratio of net investment income/(loss) to average net assets:
Before reimbursements	(2.63)%	(10.25)%	+
After reimbursements	0.94%	0.06%	+
Portfolio turnover rate[3]	81%	53%	^
* Commencement of operations for Institutional Shares was February 14, 2018.
+ Annualized
^ Not Annualized
[1] The net investment income per share was calculated using the average shares outstanding method.
[2] Amount is less than $0.01 per share.
[3] Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.

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Retail Shares	Year Ended October 31, 2019	September 17, 2018* through October 31, 2018

Net Asset Value – Beginning of Period	$9.15	$10.32

Income from Investment Operations:
Net investment income/(loss)[1]	0.07	(0.01)
Net realized and unrealized gain (loss) on investments	0.98	(1.16)
Total from investment operations	1.05	(1.17)

Net Asset Value – End of Period	$10.20	$9.15

Total Return	11.48%	(11.34)%	^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,479	$2,390
Ratio of operating expenses to average net assets:
Before reimbursements	4.88%	4.43%	+
After reimbursements	1.25%	1.25%	+
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(2.87)%	(3.99)%	+
After reimbursements	0.76%	(0.81)%	+
Portfolio turnover rate[2]	81%	53%	^
* Commencement of operations for Retail Shares was September 17, 2018.
+ Annualized
^ Not Annualized
[1] The net investment income/(loss) per share was calculated using the average shares outstanding method.
[2] Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.

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PRIVACY NOTICE
Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.
What Information We Collect
We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you. We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non‑public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.
How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.
If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1‑833‑627-6668.

Investment Advisor
Marmont Partners LLC
925 W. Lancaster Avenue, Suite 220
Bryn Mawr, Pennsylvania 19010
Investment Sub-Advisor
Hardman Johnston Global Advisors LLC
300 Atlantic Street, Suite 601
Stamford, Connecticut 06901
Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202
Compliance Services
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania 19317

Hardman Johnston International Growth Fund
a series of Manager Directed Portfolios

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio holdings. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal year.
You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-833-627-6668, by visiting the Fund’s website at www.hardmanjohnstonfunds.com or by writing to:
Marmont Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or

•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811‑21897)

Marmont Emerging Markets Fund
Institutional Shares
(not currently offered)
Retail Shares
(not currently offered)
Prospectus
February 28, 2020
Telephone: 1-833-627-6668
www.marmontpartners.com
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on the Fund’s website, www.marmontpartners.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-833-627-6668, sending an e-mail request to inquiries@marmontpartners.com, or by enrolling at www.marmontpartners.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-627-6668 or send an email request to inquiries@marmontpartners.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Marmont Emerging Markets Fund
a series of Manager Directed Portfolios (the “Trust”)

Summary Section
Marmont Emerging Markets Fund
Investment Objective
The Marmont Emerging Markets Fund (the “Emerging Markets Fund,” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Retail Shares
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.58%	0.58%
Total Annual Fund Operating Expenses	1.58%	1.83%
Less: Fee Waiver and/or Expense Reimbursement	-0.33%	-0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.25%	1.50%

(1)	Because the Fund has not yet commenced operations, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Marmont Partners LLC (the “Advisor”), the Fund’s investment advisor, has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage ( i.e. , any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 1.25% of the Fund’s average daily net assets, through at least February 28, 2021, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.25%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.

1

Example
This Example is intended to help you compare the costs of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Shares	$127	$467
Retail Shares	$153	$544
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.
Principal Investment Strategies
Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies located in emerging market or frontier market countries, without regard to market capitalization. Emerging markets are developing countries that are typically vulnerable to political and economic instability, have low average per-capita income, and are in the process of building their industrial and commercial base. Frontier markets are countries that have the same characteristics as emerging markets, but have financial markets that are less established than emerging markets countries. The Fund’s Advisor considers emerging and frontier markets to be those countries included in the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.
The Emerging Markets Fund invests primarily in common stocks and traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund can also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Emerging Markets Fund may invest in ETFs that are aligned with the Fund’s principal investment strategies for temporary cash management purposes.
In seeking investment opportunities for the Emerging Markets Fund, the Advisor analyzes emerging and frontier markets to identify individual companies with stable operating histories, strong financials, competitive advantages, and proven management teams. The Fund will invest in companies whose securities exhibit strong positive momentum, recent positive earnings revisions, and attractive valuations, among other qualities the Advisor deems relevant.
Though the Advisor places an emphasis on the fundamentals of individual securities when selecting holdings for the Emerging Markets Fund, it also considers the diversity of the Fund’s portfolio with respect to countries, currencies, market capitalizations and sectors when investing in new holdings, and managing the size of current holdings of the Fund.

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Principal Risks
Before investing in the Emerging Markets Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Management Risk. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Foreign Securities Risk. Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between the United States and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Income earned on foreign securities may be subject to foreign withholding taxes.

•
Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

•
Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Advisor expects.

•
Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risks of such depositary receipts include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

•
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

•
Exchange-Traded Fund Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying

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investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.

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Liquidity Risk. From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

•
Valuation Risk. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
Performance
When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.marmontpartners.com.
Management
Investment Advisor. Marmont Partners LLC is the Fund’s investment advisor.
Portfolio Managers. As the Fund has not yet commenced operations, portfolio manager information is not available.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 5 of the Prospectus.

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to: Marmont Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, by telephone at 1-833-627-6668, by wire transfer or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Shares	Retail Shares
Minimum Initial Investment – All Accounts	$100,000	$3,000
Minimum Subsequent Investment – All Accounts	None	None
Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your advisor or visit your financial intermediary’s website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings
Investment Objectives
The Emerging Markets Fund seeks long-term capital appreciation.
Change in Investment Objective . The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. However, the Fund will not make any change in its investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.
Principal Investment Strategies
Marmont Emerging Markets Fund
Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies located in emerging market or frontier market countries, without regard to market capitalization. Emerging markets are developing countries that are typically vulnerable to political and economic instability, have low average per-capita income, and are in the process of building their industrial and commercial base. Frontier markets are countries that have the same characteristics as emerging markets, but have financial markets that are less established than emerging markets countries. Emerging and frontier markets are those countries included in the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.
The Emerging Markets Fund invests primarily in common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in ADRs, GDRs, EDRs, and IDRs.
The Emerging Markets Fund may invest up to 100% of its net assets in cash, cash equivalents, time deposits, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.
Additional Information About the Fund’s Principal Investment Strategies
Investments in Equity Securities. The Fund may invest in companies of any market capitalization. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Advisor may sell a holding if, among other reasons, the Advisor determines its investment thesis of an issuer has deteriorated, due to factors such as earnings disappointments or unattractive valuations; or the Advisor anticipates underperformance of the security due to factors such as deviations from the issuer’s business strategy, management turnover, a change in the issuer’s competitive position, or legal and ethical concerns.
Investments in Securities of Foreign Issuers, Emerging Markets and Frontier Markets. In considering whether to invest in the securities of a foreign issuer, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The Fund may invest in securities of issuers located in emerging and frontier markets. Under normal market conditions, the

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Fund will invest at least 80% of its net assets in securities of foreign issuers located in emerging or frontier markets.
Temporary Strategies; Cash or Similar Investments . For temporary defensive purposes, in an attempt to respond to adverse market, economic, political, or other conditions, the Advisor may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in the Fund not achieving its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.
Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. The following principal risks are applicable to investments in the Fund:
General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets experienced significant volatility in recent years. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund.
Management Risk . The ability of the Fund to meet its investment objective is directly related to the Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global or regional political, economic and banking crises, and issuer-specific considerations. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

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Foreign Securities Risk. Foreign securities risks include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Income earned on foreign securities may be subject to foreign withholding taxes.
The United Kingdom withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
China and other economies are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Emerging and Frontier Markets Risk. The Fund will invest at least 80% of its net assets in emerging and frontier markets. In addition to the risks of foreign securities in general, countries in emerging and frontier markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging and frontier markets could result in loss to the Fund. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

Foreign Currency Risk . Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including, but not limited to, changes in interest rates, actions by central banks or supranational entities such as the International Monetary Fund or managed adjustments in relative currency values and other protectionist measures imposed by foreign countries.
Depositary Receipts Risk . The Fund may invest in ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs and GDRs represent a bank certificate issued in more than one

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country for shares in a foreign company. An IDR is issued by a depository bank representing ownership of stock of a foreign company held by the bank in trust. Depositary receipts are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign corporation. The Fund may purchase ADRs regardless of whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” ADRs receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depositary receipt. Depositary receipts may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. For purposes of the Fund’s investment policies, depositary receipts are deemed to have the same classification as the underlying securities they represent. For example, a depositary receipt representing ownership of common stock will be treated as common stock.
ETF Risk . The Fund may purchase shares of other investment companies in the form of ETFs that are in alignment with their principal investment strategies. Federal law generally prohibits a mutual fund from acquiring shares of another investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. When the Fund invests in an ETF you will indirectly bear fees and expenses charged by the underlying ETF in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying ETF’s shares. An investor may invest directly in an ETF, and thereby avoid paying duplicative fees. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund ( i.e. , one that is not exchange traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management and other fees, which increase their cost.
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies.
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger

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companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.
Liquidity Risk . Liquidity risk results when the market for a particular security or type of security or other investment is relatively illiquid, making it difficult, or even impossible, for the Fund to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events, imbalances in supply and demand, changes in a specific market’s size or structure, or general market disruptions. Securities or other investments with reduced liquidity may involve greater risk than securities with more liquid markets. From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.
Valuation Risk . The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems ( e.g. , through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites ( i.e. , efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund transacts, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders), and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

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New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.
Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI. Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-PORT. The annual and semi-annual reports to Fund shareholders, once available, will be free of charge by contacting the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-833-627-6668, or by visiting the Fund’s website at www.marmontpartners.com. The Form N-PORT is available on the SEC’s website at www.sec.gov.
VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance of the Fund will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would be less favorable.

Management of the Fund
Investment Advisor
Marmont Partners LLC, located at 925 W. Lancaster Avenue, Suite 220, Bryn Mawr, PA 19010, is a SEC-registered investment advisory firm formed in 2017. As of the date of this Prospectus, the Advisor’s only clients are the Fund and the Hardman Johnston International Growth Fund.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor, and subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides personnel needed to fulfill its obligations under the investment advisory agreement. The Fund compensates the Advisor for its services at the annual rate of 1.00% of its average daily net assets.
Fund Expenses . The Fund is responsible for its own operating expenses. However, pursuant to an operating expense limitation agreement between the Advisor and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses to ensure that the total amount of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage ( i.e. , any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) does not exceed 1.25% of the Fund’s average annual net assets. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed the applicable expense limitation. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such

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fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses. This operating expense limitation agreement is in effect through at least February 28, 2021, and may be terminated only by, or with the consent of, the Board of Trustees.
The Fund, as series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust, with the exception of the Hardman Johnston International Growth Fund.
Portfolio Managers
As the Fund has not yet commenced operations, portfolio manager information is not available.

When available, the SAI will provide additional information about each portfolio manager’s compensation, other accounts managed and ownership of the Fund’s securities.

Shareholder Information
Pricing of Shares
The price of the Fund’s shares is based on its NAV. The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”) and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV.
The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, fair value will be determined using procedures adopted by the Board.
When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

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Prices of foreign securities or other assets quoted in foreign currencies are translated into U.S. dollars at current rates. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained a pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service may employ quantitative models in determining fair value.
Description of Share Classes
The Emerging Markets Fund has established Institutional Shares and Retail Shares, which are not currently being offered. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.
Institutional Shares. Institutional Shares pay lower annual expenses than the Fund’s Retail Shares. Institutional Shares are offered without sales charges, and are not subject to Rule 12b‑1 distribution or shareholder servicing fees. Institutional Shares are offered only to institutional investors or through certain financial intermediary accounts or retirement plans, subject to the investment minimum for opening accounts. Institutional Shares are available to the following:

•	institutional investors;

•	Individual Retirement Accounts (“IRAs”);

•	certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

•	existing Institutional class shareholders;

•
Trustees of the Trust, former trustees of the Trust, employees of affiliates of the Fund and the Advisor and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Advisor affiliate employee benefit plans; and

•	wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees).
Retail Shares. Retail Shares are sold without sales charges, and are subject to a Rule 12b‑1 distribution and shareholder servicing fee of 0.25% of the average daily net assets of the Fund attributable to Retail Shares, computed on an annual basis (discussed below in the section entitled “Distribution and Shareholder Servicing (Rule 12b-1) Plan – Retail Shares”). The Rule 12b-1 distribution fee compensates your financial intermediary for providing distribution services.
Exchanging Between Share Classes. You may exchange Retail Shares of the Fund for Institutional Shares of the Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in Institutional Shares at the time of the exchange. Share class exchanges are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. An exchange from one class to another within the Fund will not be a taxable transaction. To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary directly. The Fund reserves the right to modify or eliminate the share class exchange feature.

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Purchase of Shares
The Fund’s shares are offered on a continuous basis and are sold without any sales charges. You may purchase shares as specified below. Minimum amounts for investment in the Fund are shown below. The Fund reserves the right to change the criteria for eligible investors and investment minimums.

Share Purchase Amounts	Institutional Shares	Retail Shares
Minimum Initial Investment – All Accounts	$100,000	$3,000
Minimum Subsequent Investment – All Accounts	None	None
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
By Mail: You may purchase shares by sending a check in U.S. dollars drawn on a U.S. bank payable to the Fund you are investing in, indicating the name of the Fund you are purchasing and the dollar amount to be purchased, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Send the check and account application to:
Regular mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By Wire: If you are making your first investment in the Fund by wire, before you wire funds the Transfer Agent must have a completed account application. You may mail or deliver overnight your account application to the Transfer Agent at the addresses provided under “By Mail,” above. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

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Before sending funds for initial or subsequent investment by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Your bank should transmit funds by wire to:

Wire to:	U.S. Bank, N.A.

ABA Number:	075000022

Credit:	U.S. Bancorp Fund Services, LLC

Account:	112-952-137

Further Credit:	Marmont Funds
(name of the Fund you are investing in)
(Shareholder Name/Account Registration)
(Shareholder Account Number)
Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
By Telephone: If you did not decline telephone options on your Account Application to perform telephone transactions (or were added by subsequent arrangement in writing with the Fund) and your account has been open for 7 business days, you may purchase additional shares by calling the Fund toll-free at 1-833-627-6668. Telephone orders in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4:00 p.m., Eastern Time, your shares will be purchased at the NAV calculated on the day your order is placed.
Purchase orders by telephone must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Automatic Investment Plan : Once your account has been opened you may make additional purchases of Institutional Shares or Retail Shares of the Fund at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your financial institution account for investment into the Fund on a monthly, quarterly or semi-annual basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network. To begin participating in the AIP, please complete the AIP section on the account application or call the Transfer Agent at 1-833-627-6668 for instructions. Signed applications should be received by the Transfer Agent seven business days prior to your initial transaction. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to effective date.
Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.
Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Fund reserves the right to reject any account application. The

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Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.
Redemption of Shares
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent or financial intermediary has received your redemption request. The name of the Fund, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire (for amounts $1,000 or more) or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Redeeming Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.
The Fund typically expects to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. If the Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Fund. The Fund reserves the right to redeem in-kind as described under “In-Kind Redemptions,” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until it has reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days). Shareholders can avoid this delay by utilizing the wire purchase option.
By Mail: If you redeem your shares by mail, you must submit written instructions which indicate the name of the Fund you are redeeming shares from, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable. Your redemption request should be sent to:
Regular mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701
Overnight mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

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The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.
By Telephone : If you prefer to redeem your shares by telephone and you did not decline telephone options on your account application, you may initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at 1-833-627-6668. Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source. Redemption requests must be received by or before the close of regular trading on the Exchange on any Business Day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 pm, Eastern Time).
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Plan : You may redeem your Retail Shares or Institutional Shares of the Fund through the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network directly to your bank account. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least 5 days prior to the next withdrawal. A withdrawal under the SWP involves redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your Fund account, which includes any dividends credited to your account, the account will ultimately be depleted.
In-Kind Redemptions : The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption-in-kind”), and may be made in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities. Redemptions in kind are taxable in the same manner as redemptions paid in cash for federal income tax purposes. Securities redeemed in-kind will be subject to market risk until they are sold. In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.

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Retirement Accounts: Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-833-627-6668. You will be asked whether or not to withhold taxes from any distribution.
Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
Purchasing and Redeeming Shares Through a Financial Intermediary
You may purchase and redeem shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund to sell its shares. When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. Financial intermediaries may be authorized by the Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”) to designate other financial intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order. The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership records. Your financial intermediary may charge you a fee for handling your purchase and redemption orders. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.
The Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Advisor and/or its affiliates may pay financial intermediaries for such services. The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.

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Frequent Purchases and Redemptions
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small capitalization stocks, for example) or are traded primarily in markets outside of the U.S. Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.
If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund’s policy is intended to discourage excessive trading in the Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice. The Fund may, in certain circumstances, reverse a transaction determined to be abusive.
When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Fund will seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.
The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders. The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable. Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited. The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund’s policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.
Other Fund Policies
Small Accounts: If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

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Customer Identification Program : In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing only a P.O. Box will not be accepted. If you are opening the account in the name of a legal entity ( e.g. , partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owner(s) of the legal entity. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to: (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. Please contact the Transfer Agent at 1-833-627-6668 if you need additional assistance when completing your account application.
Householding : In an effort to be environmentally sensitive and to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts please call, toll-free, 1-833-627-6668 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Lost Shareholders : It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information. The shareholder’s last known address of record determines which state has jurisdiction.

Distribution of Fund Shares
The Distributor
The Trust has entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), located at 777 East Wisconsin Avenue, 6 th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor and the Fund’s administrator and custodian are affiliated companies. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.
Distribution and Shareholder Servicing (Rule 12b-1) Plan – Retail Shares
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Rule 12b-1 Plan”) on behalf of their Retail Shares.

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Under the Rule 12b-1 Plan, Retail Shares pay the Distributor or other authorized recipients a Rule 12b-1 fee at an annual rate of 0.25% of their average daily net assets. The Distributor uses this Rule 12b‑1 fee primarily to finance activities that promote the sale of Retail Shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment in Retail Shares and may cost you more than paying other types of sales charges. The Distributor or the Fund may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Retail Shares. Financial institutions will receive Rule 12b-1 fees from the Distributor based upon Retail Shares owned by their clients or customers. Institutional Shares of the Fund are not subject to the Rule 12b-1 Plan, and do not pay Rule 12b-1 fees.
Payments to Financial Intermediaries
The Advisor, out of its own resources and legitimate profits and without additional cost to the Fund or its shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing. The Advisor may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. From time to time, and in accordance with applicable rules and regulations, the Advisor may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

Distributions and Taxes
Distributions
The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December. The Fund may make additional distributions if deemed to be desirable at another time during the year.
All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value (“NAV”) per share and to reinvest all subsequent distributions.

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Federal Income Tax Consequences
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income. For a non-corporate shareholder, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations, corporations incorporated in a possession of the U.S., and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.), such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.
Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.
You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short

22

sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.
Some foreign governments levy withholding taxes against dividends and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. If the Fund makes such an election, you will be notified. Please see the SAI for additional information regarding the foreign tax credit.
The Fund is required to report to certain shareholders and the IRS the adjusted cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell, exchange or redeem those shares. The Fund will determine adjusted cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

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Financial Highlights
The Emerging Markets Fund has not yet commenced operations prior to the date of this Prospectus and therefore does not have financial information.

24

PRIVACY NOTICE
Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.
What Information We Collect
We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you. We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.
The types of non‑public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.
What Information We Disclose
We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.
How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.
If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1‑833‑627-6668.

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Investment Advisor
Marmont Partners LLC
925 W. Lancaster Avenue, Suite 220
Bryn Mawr, Pennsylvania 19010
Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202
Compliance Services
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania 19317

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Marmont Emerging Markets Fund
a series of Manager Directed Portfolios

FOR MORE INFORMATION
You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports, when available, will provide the most recent financial reports and portfolio holdings. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal year.
You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-833-627-6668, by visiting the Fund’s website at www.marmontpartners.com or by writing to:
Marmont Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or

•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811‑21897)

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MANAGER DIRECTED PORTFOLIOS
Hardman Johnston International Growth Fund
Institutional Shares
(Trading Symbol: HJIGX)
Retail Shares
( Trading Symbol: HJIRX)
Marmont Emerging Markets Fund
Institutional Shares
(not currently offered)
Retail Shares
(not currently offered)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2020

This Statement of Additional Information (“SAI”) provides general information about the Hardman Johnston International Growth Fund (the “International Growth Fund”) and the Marmont Emerging Markets Fund (the “Emerging Markets Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of Manager Directed Portfolios (the “Trust”). This SAI is not a prospectus and should be read in conjunction with each Fund’s current prospectus, each of which is dated February 28, 2020 (each, a “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.
The financial statements of the International Growth Fund for the fiscal year ended October 31, 2019, included in the Annual Report to shareholders and the report dated December 27, 2019 of BBD, LLP, the independent registered public accounting firm for the Funds, related thereto are incorporated into this SAI by reference.  No other parts of the Annual Report are incorporated herein by reference.
To obtain a copy of the current Prospectus and Annual and Semi-Annual Reports, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at www.marmontpartners.com.
Marmont Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-833-627-6668

GENERAL INFORMATION
Each Fund is a mutual fund that is a separate series of Manager Directed Portfolios (the “Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Emerging Markets Fund is a diversified series of the Trust. Effective January 21, 2020, shareholders approved a change in the International Growth Fund’s diversification status from “diversified” to “non-diversified.” The International Growth Fund began operating as a non-diversified fund on January 27, 2020. The Trust was organized as a Delaware statutory trust on April 4, 2006. Effective July 1, 2016, the Trust changed its name from The Roxbury Funds to Manager Directed Portfolios. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series. The Funds offer two classes of shares: Institutional Shares and Retail Shares. As of the date of this SAI, Institutional Shares and Retail Shares of the Emerging Markets Fund are not available for purchase.
Marmont Partners LLC (the “Advisor”) serves as the investment advisor to the Funds. Hardman Johnston Global Advisors LLC (“Hardman Johnston”) is the International Growth Fund’s sub-advisor.
Redwood Investments, LLC (“Redwood”) served as the International Growth Fund’s sub-advisor from the Fund’s inception (February 14, 2018) to December 31, 2019. Effective January 1, 2020, Hardman Johnston replaced Redwood as the International Growth Fund’s sub-advisor.
Effective January 1, 2020, the International Growth Fund changed its name from the Marmont Redwood International Equity Fund to the Hardman Johnston International Growth Fund and the Emerging Markets Fund changed its name from the Marmont Redwood Emerging Markets Fund to the Marmont Emerging Markets Fund.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the Prospectus.
Investment Objective
Each Fund seeks long term capital appreciation. A Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. However, a Fund will not make any change in its investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.
Diversification
The Emerging Markets Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the securities of one issuer. The remaining 25% of the Emerging Markets Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Emerging Markets Fund’s holdings is measured at the time the Fund purchases a security. However, if the Emerging Markets Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Emerging Markets Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Emerging Markets Fund may have a greater percentage of its assets invested in securities of fewer issuers. The Emerging Markets Fund’s classification as a diversified fund is a fundamental policy, and cannot be changed without the prior approval of the Fund’s shareholders, as described under “Investment Limitations,” below.
The International Growth Fund is non-diversified. With respect to 50% of the International Growth Fund’s total assets, the Fund will not purchase purchase the securities of any one issuer if, immediately after and as a result of such purchase (a) the value of the International Growth Fund’s holdings in the securities of such issuer exceeds 5% of the International Growth Fund’s total assets, or (b) the International Growth Fund owns more than 10% of the outstanding voting securities of the issuer.
General Market Risks
U.S. and international markets have experienced significant volatility in recent years. The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Funds.
Investment Strategies and Related Risks
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their NAVs, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted.
Equity Securities. Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.
Large-Cap Companies. To the extent a Fund invests in the equity securities of large-sized companies, it will be exposed to the risks of larger-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Small- and Medium-Sized Companies. To the extent a Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller-sized companies. Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, small- and medium-sized company performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.
Non-Diversified Fund Risk. The International Growth Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws. The International Growth Fund may invest a greater percentage of its assets in the securities of a single issuer. However, a decline in the value of an investment in a single issuer could cause the International Growth Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Initial Public Offerings. A Fund may occasionally invest in securities of companies in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs has added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.
Foreign Investments and Currencies. The Funds may make investments in securities of non-U.S. issuers (“foreign securities”), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Currency Fluctuations. The Funds may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics. Foreign securities in which the Funds invest will typically be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.
Taxes. The interest and dividends payable on certain of a Fund’s holdings in foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.
Costs. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.
Emerging and Frontier Markets. Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in companies located in emerging market or frontier market countries. Securities of issuers located in developing or emerging and frontier markets entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Depositary Receipts. The Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) or other securities convertible into securities of issuers domiciled in foreign countries. ADRs include American depository shares. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs in registered form are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, EDRs and IDRs, in bearer form, may be denominated in other currencies and are designed for use in non-U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs, EDRs and IDRs are receipts with a non-U.S. bank evidencing a similar arrangement. For purposes of the Funds’ investment policies, ADRs, GDRs, EDRs and IDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR, EDR or IDR representing ownership of common stock will be treated as common stock.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
Illiquid Securities. The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities where the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A or Regulation S under the Securities Act, repurchase agreements with maturities in excess of seven days, securities that typically have extended settlement periods longer than seven days (e.g., bank loans, loan participations and certain foreign securities) and foreign securities that, when sold for cash in the local currency, are subject to extended delays in converting the sales proceeds to U.S. dollars due to foreign exchange market restrictions (e.g., infrequent currency auctions). However, the Funds will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund’s net assets. Rule 144A and Regulation S securities may be treated as liquid securities if they meet the criteria in the Fund’s liquidity guidelines. The Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation.
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.
Real Estate Investment Trusts (“REITs”). The Funds may invest in REITs as a non-principal investment strategy. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties. Hybrid REITs invest both in real property and in mortgages.
A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90 percent of its taxable income to shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments.
A Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect a Fund’s return on its investment in the REIT. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued proposed Treasury Regulations that, if finalized as proposed, would permit a dividend or part of a dividend paid by a regulated investment company and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction. These regulations have not yet been finalized and the tax treatment of REIT dividends received through a regulated investment company may change in the future. However, taxpayers may rely on the Treasury Regulations as proposed, until they are adopted as final.
Investment Companies and Exchange Traded Funds. Each Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Generally, a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the U.S. Securities and Exchange Commission (“SEC”) subject to certain terms and conditions imposed by such exemptive order.
Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. To the extent a Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises. The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.
As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Securities Lending. Each Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund’s total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.
In determining whether or not to lend a security to a particular broker, dealer or financial institution, a Fund’s advisor or sub-advisor, if applicable, considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities. Such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income. For loaned securities, a Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Funds will be responsible for the risks associated with the investment of the cash collateral, including the risk that a Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
Borrowing. Each Fund may borrow to meet redemption requests or for other temporary purposes. Under the 1940 Act, a fund must limit its borrowing to an amount not to exceed one-third of its total assets. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires each Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund is required to reduce the Fund’s debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.
Temporary, Cash and Similar Investments . The Funds may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical ratings organization (“NRSRO”), in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective. In addition, the Funds may invest in any of the following securities and instruments as a non-principal investment strategy:
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.

Government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments and Currencies” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.
Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.
As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectus, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.
Commercial Paper, Short Term Notes and Other Corporate Obligations. A Fund may invest a portion of its assets in commercial paper and short term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another NRSRO or, if unrated, will be determined by the Advisor to be of comparable quality.
Portfolio Turnover. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.
For the fiscal year ended October 31, 2019, the International Growth Fund’s portfolio turnover rate was 81%. For the fiscal period ended October 31, 2018, the International Growth Fund’s portfolio turnover rate was

53%. As the Emerging Markets Fund has not yet commenced operations, portfolio turnover information is not available.
DISCLOSURE OF FUND HOLDINGS
The Funds have policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for the Funds’ operations or it is determined to be useful to the Funds’ shareholders without compromising the integrity or performance of the Funds. Except when there are legitimate business purposes for selective disclosure of the Funds’ holdings, the Funds will not provide or permit others to provide information about the Funds’ holdings on a selective basis.
The Funds provide Fund holdings information as required in regulatory filings and shareholder reports, discloses Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities. Regulatory filings with Fund holdings information are made approximately 60 days after the end of each fiscal quarter.
The Funds may, but are not required to, disclose some of the Funds’ portfolio holdings information on the Funds’ website, the Advisor’s website, at a shareholder meeting, in Advisor newsletters, or in other communications made available to all shareholders. Such portfolio holdings disclosures may include the Funds’ complete portfolio holdings, the number of securities each Fund holds, a summary schedule of investments, each Fund’s top ten holdings, or a percentage breakdown of each Fund’s investments by country, sector and industry, or particular holdings. The Advisor may not selectively disclose such information unless all of the information is disclosed by one of the above methods to all shareholders.
The Funds may disclose information relating to the Funds’ portfolio holdings to:

•	certain “independent reporting agencies” recognized by the SEC to be acceptable agencies for the reporting of industry statistical information;

•	financial consultants to assist them in determining the suitability of a Fund as an investment for their clients, subject to a confidentiality agreement and trading restrictions; and

•
service providers subject to a duty of confidentiality who require access to the information: (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; or (iv) for the purpose of due diligence regarding a merger or acquisition.

The Funds may also disclose such information in accordance with ongoing arrangements with certain third parties, as discussed below. In addition, such disclosures may be made by the Advisor’s or a sub-advisor’s, if applicable, trading desk to broker-dealers in connection with the purchase or sale of securities on behalf of the Funds. Finally, the Funds may disclose such information in such other limited circumstances as the Board or a committee thereof deems appropriate, subject to confidentiality agreement and trading instructions.
In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Advisor or principal underwriter, or any affiliated person of the Funds, the Advisor, or principal underwriter, on the other, the Trust’s Chief Compliance Officer must approve a non-public disclosure of Fund holdings, other than the ongoing arrangements described above, which have been approved by the Trust’s Board. The Trust’s Chief Compliance Officer must report all such arrangements to disclose Fund holdings information to the Board on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders. Before any non-public disclosure of information about the Funds’ holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Fund or any other security. In addition, the Funds may disclose such information in such other limited circumstances as the Board or a committee thereof deems appropriate, subject to a confidentiality agreement and trading restrictions. Under no circumstances may the Trust or an investment advisor or their affiliates receive any consideration or compensation for disclosing Fund holdings information.
Each of the following third parties have been approved to receive Fund holdings information: (i) U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator, transfer agent and fund accounting agent; (ii) the Funds’ independent public accounting firm; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) U.S. Bank N.A., the Funds’ custodian in connection with its custody of the Fund’s assets; (v) Godfrey & Kahn, S.C., Trust counsel; (vi) proxy voting services retained by the Funds, the Advisor and/or Hardman Johnston; (vii) the Advisor; (viii) Hardman Johnston; (ix) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor’s, all of which currently receive such information fifteen calendar days following the end of a calendar quarter; (x) data vendors utilized in connection with the liquidity classifications of each Fund’s investments pursuant to Rule 22e-4 of the 1940 Act, as amended; and (xi) disclosures made to middle- or back-office service providers to the Advisor or Hardman Johnston who need to know such information to provide such services to the Advisor or Hardman Johnston. Information may be provided to these parties at any time on conditions of confidentiality. “Conditions of Confidentiality” include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles. The Advisor and other service providers will establish procedures to ensure that the Funds’ portfolio holdings information is only disclosed in accordance with these policies. Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information.
INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of: (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.
As a matter of fundamental policy, each Fund will not:

1.
invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued by the U.S. Government or its agencies, or securities of other investment companies);

2.	borrow money, provided that a Fund may borrow money for temporary purposes in amounts not exceeding one-third of its total assets (including the amount borrowed);

3.
make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

4.	underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

5.
purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

6.
purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

7.	issue senior securities, except to the extent permitted by the 1940 Act.
As a matter of fundamental policy, the Emerging Markets Fund will not purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that: (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations.
As a matter of fundamental policy, the International Growth Fund will not, with respect to 50% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).
With regard to the statement that the restriction set forth in item (1) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund, and takes this into account in determining its compliance with the restriction provided in item (1).
With regard to the restriction set forth in item (7) above, the 1940 Act permits a fund to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions. Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed “senior securities” if a fund segregates or earmarks assets on the fund’s records or otherwise covers its obligations to limit the fund’s risk of loss, such as through offsetting positions.

MANAGEMENT OF THE FUNDS
Trustees and Officers
The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board is currently comprised of three trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”) and one trustee who is considered an interested person of the Trust (the “Interested Trustee”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Name, Year of Birth and Address(1)	Position(s) Held with the Trust and Length of Time Served(3)	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During the Past Five Years
INTERESTED TRUSTEE
James R. Schoenike(2) (Born 1959)	Trustee and Chairman since July 2016	Distribution Consultant since 2018; President and CEO, Board of Managers, Quasar Distributors, LLC (2013 – 2018).	9	None
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Senior Portfolio Manager, Affinity Investment Advisors, LLC, since 2017; Managing Director of Kohala Capital Partners, LLC, (2011 – 2016).	9	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC (a provider of independent governance and distribution support for the asset management industry), since 2013.	9
Trustee, Madison Funds, since 2019 (18 portfolios); Trustee, XAI Octagon Floating Rate & Alternative Income Term Trust, since 2017 (2 portfolios); Director, Guestlogix Inc. (a provider of ancillary-focused technology to the travel industry) (2015 – 2016).

Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; Venture Partner and General Counsel, Motley Fool Ventures LP, since 2018; Manager, Motley Fool Wealth Management, LLC, since 2013; Adjunct Professor, Washington College of Law, American University, since 2006; General Counsel, Motley Fool Asset Management, LLC, (2008 – 2019).	9	None

(1)	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202.

(2)	Mr. Schoenike is an Interested Trustee by virtue of his previous position as President of Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”).

(3)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(4)	The Trust currently has nine active portfolios. As of the date of this SAI, one portfolio of the Trust (the Emerging Markets Fund) has been registered but has not yet commenced operations.
As of the date of this SAI, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Trust’s investment advisor or distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name (Year of Birth) and Address	Position(s) Held with Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years
OFFICERS
Douglas J. Neilson(1) (Born 1975)	President and Principal Executive Officer, since July 1, 2016	Vice President, Compliance and Administration, Fund Services, since 2001
Matthew J. McVoy(1) (Born 1980)	Treasurer and Principal Financial Officer, since July 1, 2016	Assistant Vice President, Compliance and Administration, Fund Services, since 2005
Justin Dausch(2) (Born 1989)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since January 1, 2020	Director, Vigilant, since 2017; Compliance Associate, HSBC (investment banking company), 2015-2017
Alyssa M. Bernard(1) (Born 1988)	Secretary, since August 20, 2019
Assistant Vice President, Compliance and Administration, Fund Services, since 2018; Attorney, Mutual Fund Disclosure, Waddell & Reed Financial, Inc., 2017-2018; Attorney, Corporate Governance, American Century Companies, Inc., 2014-2017

(1)	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(2)	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.

(3)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
Leadership Structure and Responsibilities of the Board and the Committee
The Board has selected James R. Schoenike, an Interested Trustee, to act as Chairman. Mr. Schoenike’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Schoenike will consult with the Independent Trustees and the Trust’s Officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time. The Board has selected Scott Craven Jones to serve as Lead Independent Trustee. Mr. Jones’s duties include acting as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helping to set Board meeting agendas and serving as chair during executive sessions of the Independent Trustees.
The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established one standing committee – the Audit Committee. The Board may establish other committees or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. The Audit Committee meets throughout the year to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committee, see the section “Audit Committee,” below.
The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.
Audit Committee
The Audit Committee is comprised of all of the Independent Trustees. Mr. Lyman serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and pre-approve the audit and non-audit services provided by the independent auditors; (3) review the scope of the audit and the results of the audit of the Fund’s financial statements; and (4) review with such independent auditors the adequacy of the Trust’s internal accounting and financial controls. Mr. Lyman and Mr. Jones serve as the Audit Committee’s “audit committee financial experts.” The Audit Committee met three times with respect to the International Growth Fund during the Fund’s fiscal year ended October 31, 2019.
Trustee Experience, Qualifications, Attributes and/or Skills
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Trustee of the Trust. In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.
Mr. Schoenike has been a trustee of the Trust since July 2016 and serves as the Chairman of the Board. He was employed by various subsidiaries of U.S. Bancorp from 1990 to 2018 and has decades of experience in the securities industry. In 2000, Mr. Schoenike founded Quasar and established Quasar as a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he served as President and Chief Executive Officer. Since 1992, Mr. Schoenike has participated in the FINRA securities arbitration program as an industry arbitrator.

Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust. Mr. Lyman has over 15 years of experience in the investment management industry. He has served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, since 2017. Prior to that, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, from 2011 to 2016. He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser. Mr. Lyman has an MBA and holds the Chartered Financial Analyst designation.
Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust. Mr. Jones has over 25 years of experience in the asset management industry as an independent director, attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds. Mr. Jones currently is a trustee of two other registered investment companies and is a Managing Director of Carne Global Financial Services (US) LLC where his work includes director and risk oversight positions with investment advisers and serving as an independent director of private funds. Mr. Jones also currently serves as Managing Director of Park Agency Inc., a family office. Prior to that, he was an Advisor to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.
Mr. Greenberg has been a trustee of the Trust since July 2016 and serves on the Audit Committee. Mr. Greenberg has over 20 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996. He has also served as General Counsel to Motley Fool Asset Management, LLC from 2008 to 2019 and has been Manager of Motley Fool Wealth Management, LLC since 2013. He has been a Venture Partner of and General Counsel to Motley Fool Ventures LP since 2018. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, Hong Kong, Singapore, and Germany. He has a Master’s degree and a Juris Doctorate degree from Stanford University.
Risk Oversight
The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust Officers and the Trust’s Chief Compliance Officer. The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk. Day-to-day risk management with respect to each Fund is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.
The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with each Fund’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.
Board oversight of risk management is also provided by the Board’s Audit Committee. The Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.
The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.
Security and Other Interests
As of December 31, 2019, no Trustees of the Funds beneficially owned shares of either Fund.

Furthermore, as of December 31, 2019, neither the Trustees who are not “interested persons” of the Funds, nor members of their immediate family, own securities beneficially or of record, in the Advisor, Hardman Johnston, the Distributor or any of their affiliates. Accordingly, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, Hardman Johnston, the Distributor or any of their affiliates.
Compensation
The Interested Trustee receives no compensation for his service as a Trustee. For their services as Trustees, effective January 1, 2020, the Independent Trustees receive from the Trust an annual retainer in the amount of $22,000; a per meeting fee of $1,750 for each meeting attended in person; $500 for each meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Lead Independent Trustee receives an additional $2,500 annual retainer and the Audit Committee Chair receives an additional $1,500 retainer.
For the International Growth Fund’s fiscal year ended October 31, 2019, the Independent Trustees received the following compensation. (1)

Independent Trustee	Aggregate Compensation from Fund(2)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(5) Paid to Trustees:
Gaylord Lyman(3)(4)	$3,055	None	None	$28,000
Lawrence Greenberg(4)	$2,892	None	None	$26,500
Scott Craven Jones(4)(6)	$3,164	None	None	$29,000

(1)
Prior to January 1, 2019, the Independent Trustees received from the Trust an annual retainer in the amount of $6,000; a per meeting fee of $2,000 for each Board and Audit Committee meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings; the Audit Committee Chair and Lead Independent Trustee each received an additional $1,000 annual retainer. Beginning January 1, 2019, through the fiscal year ended October 31, 2019, the Independent Trustees received from the Trust an annual retainer in the amount of $20,000; a per meeting fee of $1,500 for each meeting attended in person; $500 for each meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings; the Lead Independent Trustee received an additional $2,500 annual retainer and the the Audit Committee Chair received an additional $1,500 retainer.

(2)
Trustees’ fees and expenses are allocated among the Funds and the other series comprising the Trust. Because the Emerging Markets Fund has not commenced operations as of the date of this SAI, the Aggregate Compensation relates only to compensation received by the Trustees from the International Growth Fund.

(3)	Audit Committee chairman.

(4)	Audit Committee member.

(5)	There are currently eight other series within the Trust.

(6)	Lead Independent Trustee.

Because the Emerging Markets Fund has not commenced operations as of the date of this SAI, the following compensation figures represent estimates for the Emerging Markets Fund’s fiscal year ending October 31, 2020.

Independent Trustee	Aggregate Compensation from the Fund(2)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust(6) Paid to Trustees:
Gaylord Lyman(2)(3)	$3,008	None	None	$30,083
Lawrence Greenberg(3)	$2,858	None	None	$28,583
Scott Craven Jones(3)(5)	$3,108	None	None	$31,083

(1)
Prior to January 1, 2020 the Independent Trustees received from the Trust an annual retainer in the amount of $20,000; a per meeting fee of $1,500 for each meeting attended in person; $500 for each meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings; the Lead Independent Trustee received an additional $2,500 annual retainer and the the Audit Committee Chair received an additional $1,500 retainer.

(2)	Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust.

(3)	Audit Committee chairman.

(4)	Audit Committee member.

(5)	There are currently eight other series of the Trust.

(6)	Lead Independent Trustee.
CODES OF ETHICS
In accordance with Rule 17j-1 under the 1940 Act, the Trust, the Advisor, Hardman Johnston, and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit, subject to certain conditions, personnel of the Advisor, Hardman Johnston, and the Distributor to invest in securities that may be purchased or held by the Fund.
On an annual basis or whenever deemed necessary, the Board reviews reports regarding the Code of Ethics relative to the Trust, including information about any material violations of the Code of Ethics. Each Code of Ethics is publicly available as exhibits to the Funds’ registration statement filed with the SEC.
PROXY VOTING
The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Funds to the Advisor, subject to the Board’s continuing oversight. With respect to the International Growth Fund, the Advisor has delegated the authority to vote proxies for the portfolio securities held by the Funds to Hardman Johnston in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) adopted by Hardman Johnston.
Proxy Voting -- International Growth Fund
Hardman Johnston, the sub-advisor to the International Growth Fund, has engaged Glass Lewis & Co. to assist with proxy voting. Glass Lewis provides research and recommendations for voting proxies. Hardman Johnston reviews their recommendations and makes the final voting decisions. In accordance with its fiduciary duty, Hardman Johnston will then provide its voting instructions to Glass Lewis, who then coordinates the Fund’s proxy votes.

In the absence of specific voting guidelines from the client, Hardman Johnston will vote proxies in the best interest of its clients. Each proposal will be evaluated separately but the following guidelines will generally be followed:

•	Hardman Johnston opposes anti-takeover proposals and supports the elimination of anti-takeover policies;

•	Compensation plans and levels should be in line with industry norms and should incentivize managers to act in the best interests of shareholders;

•	Mergers, acquisitions and capital structure changes that are subject to a shareholder vote should be strategically sound and avoid excessive dilution; and

•	Directors nominated must have demonstrated, relevant experience.
All proxies will be evaluated on a case-by-case basis in light of management performance, company performance and prospects, industry comparables, the outlook for the industry and the economy generally and other relevant factors. However, historically, Hardman Johnston has voted with management in most cases. This is never a blind decision, but reviewed for each company in the portfolio and for each item on the proxy. An important part of Hardman Johnston’s investment research process is to review the company’s leadership team and management, their experience and track record. If Hardman Johnston were not confident in the competence and integrity of management, it would not invest in the company. As such, Hardman Johnston generally agrees with management’s proposals, and expect them to have the best information to make these decisions and to act in the best interest of their shareholders. From time to time, Hardman Johnston will vote against management after considering a particular issue and coming to a different conclusion.
Proxy voting in certain countries may require share blocking. Share blocking is intended to facilitate the voting process; however, it also imposes constraints. Shareholders wishing to vote the proxies must deposit their shares before the date of the meeting with a designated depository which results in the shares being unavailable to sell. Accordingly, if share blocking is required, we will generally choose not to vote those shares.
If a potential or actual conflict exists, Hardman Johnston will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client, including clients that are subject to ERISA. If Hardman Johnston determines that a material conflict exists and that voting in accordance with the voting guidelines and factors described above is not in the best interests of the clients Hardman Johnston will make the appropriate disclosures to clients and either request that the client vote the proxy(s) or abstain from voting.Each Fund’s proxy voting records, if applicable, for the twelve-month period ended June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling 1-833-627-6668 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund. As of the date of this SAI, the Trustees and officers as a group beneficially owned (as the term is defined in section 13(d) under the Securities and Exchange Act of 1934, as amended) less than 1% of the outstanding shares of either Fund. As of January 31, 2020, the following shareholders are considered to be either control persons or principal shareholders of the International Growth Fund.
Hardman Johnston International Growth Fund – Institutional Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers The Benefit of Customers ATTN: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	62.29%	Record

National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	DE	29.09%	Record

William G. Costin Escrow Account 337 Avon Road Bryn Mawr, PA 19010-3655	N/A	N/A	6.89%	Beneficial
Hardman Johnston International Growth Fund – Retail Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	DE	93.33%	Record

Daniel T. DiDomenico 201 S. Fairfield Road Devon, PA 19333-1630	N/A	N/A	6.67%	Beneficial

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisor
Marmont Partners LLC, located at 925 W. Lancaster Ave, Suite 220, Bryn Mawr, PA 19010, is a Pennsylvania limited liability company. The Advisor is an SEC-registered investment advisor. William (“Gui”) G. Costin IV is considered a control person of the Advisor due to his ownership of the firm. As of December 31, 2019, the Advisor had approximately $1.71 million in total assets under management.
The Advisor has entered into an agreement with Dakota Funds Group for sales, marketing, and client service support. Dakota Funds Group is a marketing firm that specializes in raising capital for active boutique investment management firms and their strategies. The Advisor is under common ownership and control with Dakota Funds Group. Pursuant to the agreement, the Advisor will pay Dakota Funds Group a percentage of the Advisor’s gross management fee, net of fees paid to financial intermediaries, based on assets raised through Dakota clients in the Funds.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor manages the Funds. The Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of each Fund. The Advisory Agreement may be terminated on 60 days’ written notice without penalty: (i) by vote of the Board; (ii) by the vote of a majority of the outstanding voting securities of a Fund; or (iii) by the Advisor. The Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
Under the terms of the Advisory Agreement, the Advisor agrees to: (a) direct the investments of the Funds, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Funds securities and other investments consistent with each Fund’s objective and policies; (c) furnish office space and office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Advisor performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Funds and their investment activities. Additionally, the Advisor agrees to maintain all books and records with respect to the Trust’s securities transactions required by the 1940 Act and rules thereunder (other than those records being maintained by the Trust’s administrator, custodian or transfer agent) and preserve such records for the periods prescribed therefor. The Trust and/or the Advisor may at any time or times, upon approval by the Board and the shareholders of the Funds, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which the Advisor delegates any or all of its duties as listed.
The Advisory Agreement provides that the Advisor shall not be liable for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Funds, except to the extent of a loss resulting from willful misfeasance, bad faith, negligence, or reckless disregard on its part in the performance of its obligations and duties under the agreement.

Upon commencement of operations of the Emerging Markets Fund, pursuant to the Advisory Agreement, the Advisor is entitled to receive an annual investment advisory fee, paid monthly, comprising 1.00% of the average daily net assets of the Emerging Markets Fund. Because the Emerging Markets Fund has not yet commenced operations as of the date of this SAI, the Advisor did not receive any advisory fees from the Emerging Markets Fund for the fiscal year ended October 31, 2019.
For the fiscal year ended October 31, 2019, the Advisor waived all of the advisory fees payable by the International Growth Fund and reimbursed the following amounts of the International Growth Fund’s expenses under the expense limitation agreement described below:

Gross Advisory Fees Earned	Advisory Fees Waived and Fund Expenses Reimbursed
$96,670	$(346,262)
Pursuant to the Advisory Agreement, the Advisor is entitled to receive an annual investment advisory fee, paid monthly, comprising 1.00% of the average daily net assets of the International Growth Fund. Pursuant to a contractual expense limitation agreement, the Advisor has agreed to waive a portion of its advisory fee and/or reimburse expenses to ensure the total amount of the International Growth Fund’s operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage ( i.e. , any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) does not exceed 1.00% of the International Growth Fund’s average annual net assets. To the extent a Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed the applicable expense limitation. The Advisor may request recoupment of previously waived fees and paid expenses from a Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The International Growth Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses. This operating expense limitation agreement is in effect through at least February 28, 2021, and may be terminated only by, or with the consent of, the Board of Trustees.
Sub-Advisor for the International Growth Fund
Hardman Johnston Global Advisors LLC, located at 300 Atlantic Street, Suite 601, Stamford, Connecticut 06901, is a Connecticut limited liability company. Hardman Johnston is an SEC-registered investment advisor. Cassandra A. Hardman is deemed to be a control person of Hardman Johnston due to her ownership of the firm. As of December 31, 2019, Hardman Johnston had approximately $6.8 billion in total assets under management.
Pursuant to a sub-advisory agreement between the Advisor and Hardman Johnston (the “Sub-Advisory Agreement”), Hardman Johnston, subject to supervision by the Advisor and the Board, has responsibility for trading and day-to-day management of International Growth Fund’s investment portfolio in accordance with the Fund’s investment objective, policies and limitations, as stated in the Prospectus and this SAI. Hardman Johnston’s management of the Fund is subject to the terms and conditions indicated in the Sub-

Advisory Agreement. Hardman Johnston has served as the Fund’s sub-advisor since January 1, 2020, following the termination of the Fund’s previous sub-advisory agreement with Redwood Investments, LLC.
The Interim Sub-Advisory Agreement was effective for up to 150 days while the Fund sought shareholder approval of a new sub-advisory agreement with Hardman Johnston (the “Permanent Sub-Advisory Agreement”). The Permanent Sub-Advisory Agreement was approved by shareholders on January 21, 2020, and the Interim Sub-Advisory Agreement was terminated.
The Permanent Sub-Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose. The Permanent Sub-Advisory Agreement may be terminated at any time, upon 60 days’ notice to Hardman Johnston, without penalty, with respect to the Fund: (i) by the Board (ii) by the vote of a majority of the outstanding voting securities of the Fund; (iii) by the Advisor or (iv) by Hardman Johnston upon 60 days’ written notice to the Advisor. The Permanent Sub-Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.
For its services as sub-advisor to the Fund, Hardman Johnston is paid a monthly fee, payable in arrears, equal to sixty percent (60%) of the net fee revenue received by the Advisor for such month.
The Sub-Advisory Agreement provides that neither Hardman Johnston nor its officers, directors, members, employees or agents shall be liable to the Advisor or the Fund for any act or omission in the course of, or connected with, rendering services under the Sub-Advisory Agreement in the absence of willful misfeasance, bad faith or negligence on the part of Hardman Johnston, or reckless disregard of its obligations and duties thereunder.

SERVICE PROVIDERS
Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Funds’ administrator pursuant to an administration agreement between Fund Services and the Trust. Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for its services, Fund Services receives from the Funds a combined fee for fund administration and fund accounting services based on each Fund’s current average daily net assets. Fund Services is also entitled to certain out-of-pocket expenses. For the following fiscal periods, the International Growth Fund paid the following administrative fees to Fund Services for its services as the Fund’s administrator:

Fiscal Period Ended October 31,
2019 $108,744	2018 $68,506
Because the Emerging Markets Fund has not yet commenced operations as of the date of this SAI, Fund Services did not receive any fees from the Emerging Markets Fund for administration services for the fiscal year ended October 31, 2019.
Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.
Independent Registered Public Accounting Firm
BBD, LLP serves as the independent registered public accounting firm to the Trust providing services which include: (1) auditing the annual financial statements for the Funds; and (2) the review of the annual federal income tax returns filed on behalf of the Funds. BBD is located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103.
Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.
Custodian
U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the custodian of the Funds’ assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Funds, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555

North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.
Compliance Services
Vigilant Compliance, LLC (“Vigilant”) provides compliance services to the Funds pursuant to a service agreement between Vigilant and the Trust. Under this service agreement, Vigilant also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Mr. Dausch as Chief Compliance Officer of the Trust.
DISTRIBUTION OF SHARES
The International Growth Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), located at 777 East Wisconsin Avenue, 6 th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the International Growth Fund’s shares is continuous and the Distributor distributes the International Growth Fund’s shares on a best efforts basis. The Distributor, Administrator and Custodian are affiliated companies. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
The Distribution Agreement will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the International Growth Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the International Growth Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the International Growth Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
Information about the Emerging Markets Fund’s distribution agreement will be provided before the Fund commences operations.
Distribution and Shareholder Servicing (Rule 12b-1) Plan Retail Shares
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) on behalf of the Retail Shares of each Fund.
Under the Rule 12b-1 Plan, the Funds pay a Rule 12b-1 distribution and/or shareholder servicing fee to the Distributor and other authorized recipients (the “Rule 12b-1 Fee”) for distribution and shareholder services on behalf of the Retail Shares of the Funds. The Rule 12b‑1 Fee is an annual fee at the rate of 0.25% of the Fund’s average daily net assets attributable to Retail Shares. The Rule 12b-1 Plan provides that the Distributor may use all or any portion of such Rule 12b-1 Fee to finance any activity that is principally intended to result in the sale of each Fund’s Retail Shares, subject to the terms of the Rule 12b-1 Plan, or to provide certain shareholder services to Retail Shares.
The Rule 12b-1 Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Retail Shares of the Fund. Because the Rule 12b-1 Fee is not directly tied to expenses, the amount of Rule 12b-1 Fees paid by the Retail Shares of the Funds during any year may be more or less than actual expenses incurred pursuant to the Rule 12b-1 Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan. The Distributor does not retain any Rule 12b-1 Fees for profit. All Rule 12b-1 Fees are held in retention for distribution-related expenses.
The Distributor may use the Rule 12b-1 Fee to pay for services covered by the Rule 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Retail Shares of the Funds, the printing and mailing of prospectuses, statements of additional information and reports to other-than-current Fund shareholders, the printing and mailing of marketing material pertaining to the Funds, and administrative, shareholder services and other support services provided by financial intermediaries.
The Rule 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Rule 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose. The Rule 12b-1 Plan also required that the Independent Trustees select and nominate all other trustees who are not “interested persons” of the Funds. The Rule 12b-1 Plan may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Funds’ Retail Shares outstanding. All material amendments to the Rule 12b-1 Plan must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.
The Rule 12b-1 Plan requires that the Distributor and/or the Trust’s administrator provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the Rule 12b-1 Plan. The Distributor and administrator are also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued. The Board of Trustees, including a majority of Qualified Trustees, has concluded that there is a reasonable likelihood that the continuation of the Rule 12b-1 Plan will benefit the Retail Shares of each Fund. In particular, the Board of Trustees has determined that it believes that the 12b-1 Plan is reasonably likely to stimulate sales of Retail Shares and assist in increasing the Funds’ asset base.
With the exception of the Advisor or Hardman Johnston in its capacity as investment advisor to the Funds, no “interested person” of the Funds, as defined in the 1940 Act, and no Qualified Trustee of the Funds has or had a direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement.
The Rule 12b-1 Plan provides for the ability to use Retail Shares’ assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Retail Shares (distribution services) or for the provision of certain shareholder services. The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Retail Shares of the Funds through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals. Under the Rule 12b-1 Plan, the Funds may, from time to time, make payments that help defray the expenses incurred by financial intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, the Funds may make payments under the Rule 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

To the extent these asset-based fees and other payments made under the Rule 12b-1 Plan to these financial intermediaries for the distribution services they provide to the Funds’ Retail Shares shareholders exceed the Rule 12b-1 Fees available, these payments are made by the Advisor from its own resources, which may include its profits from the advisory fee it receives from the Funds. In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with the Fund’s participation in such platforms, all or a portion of the Rule 12b-1 Fee may be used to pay one or more supermarket sponsors a negotiated fee for distributing and servicing the Funds’ Retail Shares. In addition, in its discretion, the Advisor may pay additional fees to intermediaries from its own assets for the distribution and servicing of shares of the Funds.
The table below shows the amount of Distribution Fees incurred and the allocation of such fees by the International Growth Fund for the fiscal year ended October 31, 2019. Because the Emerging Markets Fund has not yet commenced operations as of the date of this SAI, the Emerging Markets Fund did not incur any Distribution Fees for the fiscal year ended October 31, 2019.

Actual Rule 12b-1 Expenditures Incurred by the Retail Shares of the International Growth Fund During the Fiscal Year Ended October 31, 2019
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$4,214
Payment to Dealers	$1,709
Compensation to Sales Personnel	$0
Interest, Carrying or Other Financing Charges	$0
Other	$0
Total	$5,923
During the fiscal year ended October 31, 2019 the Funds did not engage in securities lending.

PORTFOLIO MANAGERS
Other Accounts Managed. The following table provides additional information about other accounts managed by the portfolio manager who is jointly and primarily responsible for the day-to-day management of the International Growth Fund as of December 31, 2019.

Portfolio Manager and Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Cassandra A. Hardman
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	6	$3,069.3	0	$0
Other Accounts	189	$2,548.5	0	$0

As the Emerging Markets Fund has not commenced operations, information regarding portfolio managers and their other accounts managed is not available.
Material Conflicts of Interest. Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Funds’ investments and investments of other accounts managed include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager, and conflicts associated with the allocation of investment opportunities between the Funds and other accounts managed by the portfolio manager.
Compensation. The portfolio manager for the International Growth Fund is compensated by Hardman Johnston in the form of a fixed salary. The portfolio manager is also eligible for a bonus, which is based on the overall profitability of the Advisor and is not based on performance of any accounts. The portfolio manager maintains an equity interest in Hardman Johnston and may receive additional income proportionate to her equity in Hardman Johnston. The portfolio manager also participates in Hardman Johnston’s retirement plan, which includes both an elective deferral and the required employer contribution per the plan administrator and trust document.
Ownership of Securities. As of the date of this SAI, the portfolio manager did not own any shares of the International Growth Fund. Also as of the date of this SAI, the Emerging Markets Fund has not yet commenced operations, and therefore information regarding a portfolio manager’s ownership of securities is not available.
BROKERAGE ALLOCATION AND OTHER PRACTICES
International Growth Fund
Hardman Johnston places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Hardman Johnston has a fiduciary duty to the Funds to obtain best execution, on an overall basis, for all securities transactions. In selecting brokers and dealers, Hardman Johnston seeks to obtain the best overall execution, taking into account factors including security price, execution capability, quality of trade execution and clearing commission cost, and research services. Hardman Johnston selects a number of brokers to provide brokerage services, and considers several factors when selecting brokers, including the following:

1.
The broker’s knowledge of the underlying company and the trading activity of the specific security, and the broker’s ability to execute the proposed transaction at the most favorable price possible to the client.

2.	The financial strength of the broker.

3.
The efficiency of the broker’s administrative operations and its ability to assure efficient transactions among Hardman Johnston, the brokerage house, the depository institution, if any, the transfer agent and the custodian.

4.
The commission or fees to be charged on the transaction, with the understanding that no transaction will be executed if commissions to be charged are not reasonably competitive with prevailing institutional rates.

5.	The provision to Hardman Johnston of “research services.”

Hardman Johnston monitors executions on a daily basis and conducts quarterly trade cost analyses to determine effectiveness of brokers and dealers and identify possible improvement to better achieve best execution for the Funds.
During the fiscal periods shown below, the International Growth Fund paid aggregate brokerage commissions in the following amount:

Brokerage Commissions Paid
October 31, 2019 $22,150	October 31, 2018 $17,764
The International Growth Fund may at times invest in securities of its regular broker-dealers or the present of its regular broker-dealers. The International Growth Fund did not hold any securities of its regular broker-dealers as of October 31, 2019.
Hardman Johnston may generate “soft dollars” through trading activity and will comply with the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934, as amended. Under “soft dollar” arrangements, one or more of the brokerage firms would provide or pay the costs of certain research services, or other items for the benefit of the Funds. These soft dollar arrangements may benefit the Funds and Hardman Johnston by reducing expenses. Nonetheless, Hardman Johnston believes that soft dollar arrangements generally enhance Hardman Johnston’s ability to obtain research, optimal execution and other benefits on behalf of the Funds.
During the fiscal periods shown below, the International Growth Fund paid commissions related to soft dollars in the following amount:

Commissions Paid
October 31, 2019 $16,202	October 31, 2018 $3,882
Because the Emerging Markets Fund has not yet commenced operations as of the date of this SAI, information about brokerage allocation and other practices as they relate to the Emerging Markets Fund is not available. The Emerging Markets Fund did not pay any brokerage commissions during the fiscal year ended October 31, 2019.
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
Each Fund has two classes of shares – Institutional Shares and Retail Shares. The shares of the Funds, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.
Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.
The Funds do not hold annual meetings of shareholders. A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders. Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.
The Funds may involuntarily redeem a shareholder’s shares if the shareholder owns shares of a Fund having an aggregate NAV of less than a minimum value determined from time to time by the Trustees. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of a Fund. The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of a Fund, the Trust may require the shareholder to redeem his or her shares.
The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its series to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its series to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its funds. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its funds into beneficial interests in such separate business trust or trusts or series thereof.
Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.
The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Funds or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, a Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

The Declaration of Trust provides that by virtue of becoming a shareholder of a Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.
The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices. In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.
The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights or entitlement to indemnification.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase of Shares . Information regarding the purchase of shares of the Funds is discussed in the “Purchase of Shares” section of the Prospectus. Because the Emerging Markets Fund has not yet commenced operations, shares of the Emerging Markets Fund may not be purchased at this time.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholding. For more information, call 1-833-627-6668. You may be charged a $15 annual account maintenance fee for each retirement account, up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account.
Redemption of Shares. Information regarding how to redeem shares of the Funds is discussed in the “Redemption of Shares” section of the Prospectus.
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. The Fund’s name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. The Transfer Agent will normally mail or send your redemption proceeds to the bank you indicated on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.
If shares to be redeemed represent a recent investment made by check or ACH, the Funds reserve the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which could take up to 10 days). Shareholders can avoid this delay by utilizing the wire purchase option. To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of the redemption will be sent within seven days of acceptance of shares tendered for redemption.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when: (a) the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of the Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the applicable Fund next determined after the suspension is lifted.
The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by a Fund and valued in the same way as they would be valued for purposes of computing the NAV of the Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
Pricing of Shares. The price of a Fund’s shares is based on its NAV. The Transfer Agent determines the NAV per share of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Funds may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
The Funds values their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Funds which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.
The Board has delegated the day-to-day functions of determining the value of securities not otherwise valued by a pricing service to its Valuation Committee.
DISTRIBUTIONS
Distributions, if any, from the Funds’ investment company taxable income and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Funds, after deducting any available capital loss carryovers, are declared and paid to their shareholders at least annually, as described in the Prospectus.
TAXATION OF THE FUND
General. The following summarizes certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Potential investors should consult their tax advisers with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the taxation of a Fund’s investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.

The International Growth Fund qualified during its last taxable year, and each Fund intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, a Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must meet three important tests each year.
First, in each taxable year, a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships.
Second, generally, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.
Third, a Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.
The Funds intend to comply with these requirements. However, there can be no assurance that a Fund will satisfy all requirements to be taxed as a regulated investment company. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s then-current and accumulated earnings and profits, and certain corporate shareholders could be eligible for the dividends-received deduction.
The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and

Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale, exchange, or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
Foreign taxpayers are generally subject to withholding tax at a flat rate of 30% on U.S.-source income that is not effectively connected with the conduct of a trade or business in the U.S.  This withholding rate may be lower under the terms of a tax convention.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with the shareholder’s correct Social Security Number or other taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents.
A sale, exchange, or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss.  Gain or loss realized upon a sale, exchange, or redemption will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss.  However, any loss realized upon a sale, exchange, or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted.  Any loss realized upon a sale, exchange, or redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale, exchange, or redemption.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale, exchange, or redemption of the shares.
Capital Loss Carryforwards. As of October 31, 2019, the International Growth Fund’s most recent fiscal year, the Fund had short-term tax basis capital losses with no expiration date of $1,373,489. Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.
State and Local Taxes. Although the Funds expect to qualify as regulated investment companies and to be relieved of all or substantially all federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.
Taxation of Certain Investments. The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Funds, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.
In addition, in the case of any shares of a PFIC in which a Fund invests, a Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.
Interest and dividends received by the Funds from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on Fund securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains realized on investments held by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would, in effect, pass through to the shareholders any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund would treat those taxes as distributions paid to its shareholders and each shareholder would be required to (i) include in gross income, and treat as paid by the shareholder, his or her proportionate share of those taxes paid by the Fund, (ii) treat his or her share of those taxes and of any distribution paid by the Fund that represents income sourced from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by the shareholder in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.
The Funds maintain their accounts and calculate their income in U.S. dollars. In general, gain or loss (i) from the disposition of foreign currencies and forward currency contracts, (ii) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (iii) attributable to fluctuations in exchange rates between the time a Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss.
FINANCIAL STATEMENTS
The financial statements of the International Growth Fund and the International Growth Fund’s independent registered public accounting firm’s report appearing in the International Growth Fund’s Annual Report for the fiscal year ended October 31, 2019 are hereby incorporated by reference. As of the date of this SAI, the Emerging Markets Fund has not yet commenced operations, and therefore, no financial statements are available.

MANAGER DIRECTED PORTFOLIOS
PART C

MARMONT FUNDS

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(2)
Amended and Restated Agreement and Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A with the SEC on February 26, 2019, and is incorporated by reference.

(b)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017.

(c)
Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws, as filed with the SEC on July 7, 2017.

(d)	(1)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(2)
Investment Sub-Advisory Agreement between Marmont Partners LLC and Redwood Investments, LLC was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(3)
Interim Investment Sub-Advisory Agreement between Marmont Partners LLC and Hardman Johnston Global Advisors LLC was previously filed with Registrant’s Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A with the SEC on January 24, 2020 and is incorporated by reference.

(4)
Investment Sub-Advisory Agreement between Marmont Partners LLC and Hardman Johnston Global Advisors LLC, effective upon shareholder approval, was previously filed with Registrant’s Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A with the SEC on January 24, 2020 and is incorporated by reference.

(e)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(f)			None
(g)	(1)		Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.
(2)
Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

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(ii)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(ii)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(ii)
Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016 and is incorporated by reference.
(5)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(i)	(1)
Opinion and Consent of Counsel was previously filed with Registrant's Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

	(2)		Consent of Counsel – Filed Herewith.
(j)			Consent of Independent Registered Public Accounting Firm – Filed Herewith.
(k)			Not Applicable.
(l)			Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(m)			Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.
(n)
Multiple Class Plan Pursuant to Rule 18f-3 was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(2)
Code of Ethics for the Advisor was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(4)
Code of Ethics for the Sub-Advisor was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

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Item 30.    Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference.

The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

The Trust and Roxbury Capital Management, LLC (“Roxbury”), the previous investment adviser to another series of the Trust, entered into supplemental liability insurance and indemnification agreements with two former trustees of the Trust’s Board of Trustees (the “Board”) pursuant to which, among other provisions, the Trust and Roxbury agreed that (a) all rights of indemnification existing in favor of the trustees of the Board under the Trust’s Amended and Restated Agreement and Declaration of Trust in effect as of December 10, 2014 shall survive as contractual obligations of Roxbury and the Trust and (b) the Trust shall maintain the levels of trustee liability insurance with the same or better terms and conditions as the insurance policies in force as of December 10, 2014.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Marmont Partners LLC (the “Advisor”) will serve as the investment adviser to the Marmont Funds (the “Funds”). The principal business address of the Advisor is 925 W. Lancaster Avenue, Suite 220, Bryn Mawr, Pennsylvania 19010. With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), and dated July 17, 2019. The Form ADV for the Advisor may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Hardman Johnston Global Advisors (the “Sub-Advisor”) began serving as Sub-Advisor to the Hardman Johnston International Growth Fund on January 1, 2020. The principal address of the Sub-Advisor is 300 Atlantic Street, Suite 601, Stamford, Connecticut 06901. With respect to the Sub-Advisor, the response to this Item is incorporated by reference to the Sub-Advisor’s Form ADV on file with the SEC dated March 25, 2019. The Form ADV for the Sub-Advisor may be obtained free of charge at the SEC’s website at www.adviserinfo.sec.gov.

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Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Lord Asset Management Trust
Aegis Funds	MainGate Trust
Allied Asset Advisors Funds	Managed Portfolio Series
Alpha Architect ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
BMT Investment Funds	Monetta Trust
Bridges Investment Fund, Inc.	Nicholas Equity Income Fund, Inc.
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	North Capital Funds Trust
Chestnut Street Fund	Permanent Portfolio Family of Funds
Cushing® Mutual Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Procure ETF Trust I
First American Funds, Inc.	Procure ETF Trust II
FundX Investment Trust	Professionally Managed Portfolios
Glenmede Fund, Inc.	Prospector Funds, Inc.
Glenmede Portfolios	Provident Mutual Funds, Inc.
GoodHaven Funds Trust	RBB Fund, Inc.
Greenspring Fund, Inc.	RBC Funds Trust
Harding Loevner Funds, Inc.	Series Portfolios Trust
Hennessy Funds Trust	Thompson IM Funds, Inc.
Horizon Funds	TIGERSHARES Trust
Hotchkis & Wiley Funds	TrimTabs ETF Trust
Intrepid Capital Management Funds Trust	Trust for Professional Managers
Jacob Funds, Inc.	Trust for Advised Portfolios
Jensen Quality Growth Fund Inc.	USCA Fund Trust
Kirr Marbach Partners Funds, Inc.	USQ Core Real Estate Fund
Listed Funds Trust	Wall Street EWM Funds Trust
LKCM Funds	Wisconsin Capital Funds, Inc.
LoCorr Investment Trust	YCG Funds

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(b)To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Anita M. Zagrodnik(1)	Board Member	None
Stephanie J. Parise(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Investment Advisor for the Funds	Marmont Partners LLC 925 W. Lancaster Avenue, Suite 210 Bryn Mawr, Pennsylvania 19010
Sub-Advisor for the Hardman Johnston International Growth Fund	Hardman Johnston Global Advisors LLC 300 Atlantic Street, Suite 601 Stamford, Connecticut 06901
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

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Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on February 27, 2020.

MANAGER DIRECTED PORTFOLIOS

By: /s/ Douglas J. Neilson
Douglas J. Neilson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of February 27, 2020.

Signature	Title
/s/ James R. Schoenike* James R. Schoenike	Trustee
/s/ Gaylord B. Lyman* Gaylord B. Lyman	Trustee
/s/ Scott Craven Jones* Scott Craven Jones	Trustee
/s/ Lawrence T. Greenberg* Lawrence T. Greenberg	Trustee
/s/ Douglas J. Neilson Douglas J. Neilson	President (Principal Executive Officer)
/s/ Matthew J. McVoy Matthew J. McVoy	Treasurer (Principal Financial Officer)
* By:   /s/ Douglas J. Neilson
   Douglas J. Neilson
   * Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016 and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	EX-99.(i)(2)
Consent of Independent Registered Public Accounting Firm	EX-99.(j)